UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22682

AIP Macro Registered Fund A

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1.	Proxy Voting Record.

As of June 30, 2012, the Registrant had not yet commenced operations and thus did not hold portfolio investments.

The Registrant held no securities during the period July 1, 2011 through June 30, 2012 which required proxy votes, and therefore there are no voting records to report.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP Macro Registered Fund A

By:	/s/ Noel Langlois
	Name:	Noel Langlois
	Title:	Treasurer and Principal Financial Officer

Date:	August 29, 2012